Average Annual Total Returns - Investor A, Institutional - iShares Russell Small/Mid-Cap Index Fund	Nov. 27, 2020
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Average Annual Return:
1 Year	27.77%
Since Inception	9.51%
Investor A Shares
Average Annual Return:
1 Year	27.35%
Since Inception	9.23%
Inception Date	Aug. 13, 2015
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	26.34%
Since Inception	8.39%
Inception Date	Aug. 13, 2015
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	16.52%
Since Inception	6.99%
Inception Date	Aug. 13, 2015
Institutional Shares
Average Annual Return:
1 Year	27.60%
Since Inception	9.48%
Inception Date	Aug. 13, 2015